Equity - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust	1 Months Ended	9 Months Ended
	Jul. 31, 2020 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	771,983	3,500,000
Transfer to employee share trust, shares	3,500,000		3,450,000
Exercise of share options ,shares		(229,080)	(5,653,351)
Ending balance, shares		542,903	1,296,649